Segment Reporting (Schedule of Sales By Geographic Region) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 42,904	$ 29,404
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,164	21,334
North America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	141
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,717	1,470
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,543	3,624
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,093	1,061
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,387	$ 1,774